Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	250,000,000	250,000,000	250,000,000
Common stock, shares issued	21,049,980	20,673,200	15,000,000
Common stock, shares outstanding	21,049,980	20,673,200	15,000,000
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accrued interest related party	$ 25,397	$ 15,837	$ (0)